SHORT TERM BORROWINGS	12 Months Ended
Dec. 31, 2025
SHORT TERM BORROWINGS
SHORT TERM BORROWINGS

9.     SHORT TERM BORROWINGS

In September 2025, the Company’s subsidiary, CASI Wuxi entered into a Loan Agreement with Bank of Nanjing. Under the Agreement, Bank of Nanjing made available to CASI Wuxi an unsecured loan credit of RMB 2.0 million (approximately $0.3 million). The Company fully draw down. Interest accrues on the principal amounts of the loans outstanding at a fixed annual rate of 2.5% and payable monthly.

In November 2025, the Company’s subsidiary, CASI Wuxi entered into a Loan Agreement with Bank of Communications. Under the Loan Agreement, Bank of Communications made available to CASI Wuxi a guaranteed credit of RMB 5.0 million (approximately $0.7 million). The Company fully draw down. The joint and several liability guarantee was provided by CASI China concurrently with the Loan Agreement. The loan was secured by a pledge of fixed assets held by CASI Wuxi. Interest accrues on the principal amounts of the loans outstanding at a fixed annual rate of 2.5% and payable monthly.